CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,502,474)	$ (4,815,455)	$ 16,371,134	$ (487,493)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,861	7,440	14,879	14,879
Stock-based compensation- stock option grants	530,625	273,418	715,727	546,460
Stock-based compensation- warrants	0	2,136,115	2,136,115	0
Gain on forgiveness of note payable - PPP			0	(1,146,235)
Amortization of operating lease right of use asset	151,091	358,199	596,556	517,232
Issuance of common stock for services	198,500
Accelerated amortization of ROU asset - lease termination			265,130	0
Noncash interest expense	521,582		65,487	17,181
Loss from change in fair value of warrant liability	(5,304,744)	0	(1,341,120)	0
Gain from lease liability termination			(344,093)	0
Loss from change in fair value of earnout liability	(6,607,923)	0	21,976,349	0
Loss from change in fair value of convertible note	512,184	0	240,784
Loss on note conversions	158,794	0
Changes in operating assets and liabilities:
Accounts receivable	1,791,217	(40,554)	(943,152)	125,601
Accounts receivable	(1,791,217)	40,554	943,152	(125,601)
Prepaid expenses and other	(11,394)	159	(2,329)	14,063
Prepaid expenses and other	11,394	(159)	2,329	(14,063)
Other assets	(1,901)	0	(182,333)	0
Other assets	1,901	0	182,333	0
Operating lease liability	(124,583)	(302,233)	(531,621)	(560,435)
Payroll and income tax receivable	2,410	(962,793)	960,383	(939,850)
Payroll and income tax receivable	(2,410)	962,793	(960,383)	939,850
Accounts payable - trade and accrued expenses	(1,426,970)	(66,397)	666,136	(88,784)
Deferred revenue	(1,299,813)	678,623	(2,667)	(915,278)
Accrued income tax expense	0	(10,000)
NET CASH USED IN OPERATING ACTIVITIES	(4,146,868)	(737,102)	(3,291,333)	(2,902,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note	0	1,984,582	2,584,582	0
Advances from founders, net	800,000	1,100,000	1,150,000	600,000
Proceeds from reverse recapitalization			2,809,792	0
Proceeds from warrant exercise	293,249	0
Proceeds from small business loan and line of credit			0	565,050
Proceeds from notes receivable - related parties			0	841,917
Proceeds from stock option exercises	146,972	0
Repayment of small business loan and line of credit	0	(424,540)	(424,540)	(140,510)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,240,221	2,660,042	6,119,834	1,866,457
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(2,906,647)	1,922,940	2,828,501	(1,036,202)
Effect from exchange rate on cash	8,984	41,306	(2,702)	(10,106)
CASH AND CASH EQUIVALENTS, beginning of period	3,124,413	298,614	298,614	1,344,922
CASH AND CASH EQUIVALENTS, end of period	226,750	2,262,860	3,124,413	298,614
Supplemental disclosures of cash flow information:
Interest paid	0	5,064	21,438	19,950
Taxes paid	2,410	14,837	17,247	0
Elimination of advances to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Noncash investing and financing
Elimination of payables to founders in connection with contribution of Zeppelin by shareholders	0	1,100,000	1,100,000	0
Warrants issued in connection with debt			15,418	0
Recognition of right-of-use asset			1,162,152	1,321,570
Recognition of operating lease liability			1,162,152	1,392,575
Issuance of common stock for debt interest payment	487,642
Issuance of common stock for debt conversion	835,610	0
Recognition of warrant liability	$ 0	$ 15,418	2,009,105	0
Deferred rent write off			0	71,005
Noncash activity related to Merger
Recognition of earnout liability			27,109,777	0
Recognition of prepaid assets			894,662	0
Recognition of accounts payable			$ 1,500,000	$ 0